Provisions - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) employee	Dec. 31, 2023 USD ($) employee	Dec. 31, 2022 USD ($) employee
Disclosure of other provisions [line items]
Other comprehensive income, net of tax, gains (losses) on remeasurements of defined benefit plans	$ 39	$ 46	$ (71)
Number of employees retired during the year | employee	0	1	0
Unused Provision Reversed Retirement Indemnity	$ 237
FRANCE | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of other provisions [line items]
Other comprehensive income, net of tax, gains (losses) on remeasurements of defined benefit plans	$ 39	$ (46)	$ 71